Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (151,746)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 172,840
Percentage of reasonably possible 1% decrease in actuarial assumption	7.00%
Percentage of reasonably possible 1% increase decrease in actuarial assumption	(6.10%)
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 171,615
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (153,433)
Percentage of reasonably possible 1% increase in actuarial assumption	6.90%
Percentage of reasonably possible 1% increase decrease in actuarial assumption	(6.20%)